Debt - Long-term debt (Detail) (USD $) In Millions, unless otherwise specified						3 Months Ended	12 Months Ended		12 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended			3 Months Ended		3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Feb. 14, 2011	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor	Mar. 31, 2013 Term Facility	Dec. 31, 2012 Term Facility	Dec. 31, 2012 Term Facility Successor	Dec. 31, 2012 Secured Bonds	Dec. 31, 2012 Secured Bonds Successor	Dec. 31, 2012 Exit Financing Facility	Dec. 31, 2011 Exit Financing Facility Successor	Mar. 31, 2013 Co-generation Unit Financing Arrangement	Dec. 31, 2012 Co-generation Unit Financing Arrangement	Dec. 31, 2012 Co-generation Unit Financing Arrangement Successor	Dec. 31, 2011 Co-generation Unit Financing Arrangement Successor	Mar. 31, 2013 Term Loan	Dec. 31, 2012 Term Loan	Mar. 31, 2013 Senior Notes	Dec. 31, 2012 Senior Notes	Mar. 31, 2013 Lease Financing [Member]	Dec. 31, 2012 Lease Financing [Member]
Long Term Debt Current And Noncurrent [Line Items]
Total debt	$ 2,411	$ 1,615		$ 1,615	$ 427		$ 691	$ 691		$ 900		$ 421	$ 9	$ 10	$ 10	$ 6	$ 1,488		$ 900	$ 900	$ 14	$ 14
Less: Long-term debt due in one year	(15)	(10)		(10)	(6)
Long-term debt	2,396	1,605		1,605	421
Maturity Date						Feb. 08, 2018	Feb. 08, 2018		Aug. 15, 2020		Oct. 21, 2015		Feb. 01, 2016	Feb. 01, 2016			Mar. 19, 2020		Aug. 15, 2020
Initial Principal Amount			425			700	700	697	900		425		16	16			1,500		900
Lease financing				$ 14